Prepayments, Other Receivables and Other Assets as Restated - Additional Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 262,000	$ 20,000
Prepayment
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 1,199,000	$ 0